Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of U.S. Dollar Exchange Rates	The following table presents data regarding U.S. dollar exchange rates:
	At December 31,
	2023		2022		2021

1 U.S. $ =	NIS	3.627	NIS	3.519	NIS	3.110
Increase (decrease) during the year		3.069%		13.15%		(3.27)%

Schedule of Annual Depreciation Rates	Property and equipment are stated at historical cost less depreciation. Assets are depreciated using the straight-line method over the estimated useful lives of the assets. The annual depreciation rates are as follows:
%
Computers	33.33
Office furniture and equipment	7
Leasehold improvements	16.67
Laboratory equipment	15-30

Schedule of Computing Income (Loss) Per Share and the Effect on Income (Loss)	The following data show the amounts used in computing loss per share and the effect on loss:
	Year ended December 31,
(in thousands except share and per share data)	2023	2022	2021
Basic and diluted loss per share:
Loss from continuing operations	$(29,068)	$(31,060)	$(14,468)

Number of common shares at the beginning of the year	18,421,852	18,331,507	14,587,934
Weighted average number of shares issued for cash	110,249	-	2,485,245
Weighted average number of stock options exercised	-	13,015	16,715
Weighted average number of restricted stock units vested	42,383	50,364	-
Weighted average number of warrants exercised	-	-	769,819
Number of shares used in per share computation	18,574,484	18,394,886	17,859,713

Basic and diluted net loss per share	$(1.56)	$(1.69)	$(0.81)